Transactions With Related Parties And Joint Operators (Details) S/ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 17, 2021 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure of related party [text block] [Abstract]
Compensation paid		S/ 23.3		S/ 22.7		S/ 28.0
Non current account receivable		S/ 400.0
Discount rate		2.73%		1.60%
Value of discount		S/ 77.0		S/ 364.0
Equivalent of present value (in Dollars)	S/ 24.5		$ 20		$ 12
Fair value equivalent				43.0
Accounts receivable from GSP		321.0		299.0
Accounts receivable from GSP		289.0		267.0
Receivables from CCDS		S/ 32.0		S/ 32.0